UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08683

TANAKA Funds, Inc.

(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 960

New York, New York 10169

(Address of principal executive offices)

 (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252

Date of fiscal year end: November 30

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tanaka Growth Fund

AFLAC INC.

Ticker Symbol:AFL	Cusip Number:001055102
Record Date: 2/22/2006	Meeting Date: 5/1/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of KPMG as independent registered public accounting firm.	For	Issuer	For	With

AMDOCS

Ticker Symbol:DOX	Cusip Number:G02602103
Record Date: 11/30/2005	Meeting Date: 1/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of Amendment of the 1998 Stock Option and Incentive Plan to Increase the Number of Shares Authorized for Issuance	Against	Issuer	For	Against
3	Approval of Special Resolution to Permit Direct Repurchase by the Company of Unvested Shares of Restricted Stock Granted under the 1998 Stock Option and Incentive Plan upon Termination of Employment or Service.	Against	Issuer	For	Against
4	Approval of Consolidated Financial Statements for Fiscal Year 2005	For	Issuer	For	With
5	Approval of Ernst & Young LLP and Authorization of Audit Committee of Board to Fix Remunerations	For	Issuer	For	With

ASM LITHOGRAPHY HOLDING

Ticker Symbol:ASML	Cusip Number:N07059111
Record Date: 2/21/2006	Meeting Date: 3/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	Discussion of Annual Report 2005 and Adoption of Financial Statements	For	Issuer	For	With
4	Discharge Member of Board of Management from Liability for FY 2005	For	Issuer	For	With
5	Discharge of Members of Supervisory Board from Liability for FY 2005	For	Issuer	For	With
7	Amend Articles of Association of the Company	For	Issuer	For	With
8	Adopt Revised Remuneration Policy for BOM	For	Issuer	For	With
9A	Approval of Performance Stock Arrangement for BOM	For	Issuer	For	With
9B	Approval of Performance Stock Arrangement for BOM	For	Issuer	For	With
9C	Approval of Stock Option Arrangements for ASML Employees	For	Issuer	For	With
9D	Authorization of Board of Management to Issue 22,000 Sign-on Stock and 22,000 Sign-on Stock Options to Mr. K.P. Fuchs	For	Issuer	For	With
11	Re-Appoint Mr. Dekker as Member of Supervisory Board	For	Issuer	For	With
13A	Authorize the BOM for a period of 18 Months to Issue Shares or Rights to Subscribe for a Limit of 10% of the Share Capital	For	Issuer	For	With
13B	Authorize the BOM for a period of 18 months to Restrict or Exclude the Pre-emption Right Accruing to Shareholders	Against	Issuer	For	Against
13C	Authorize the BOM for a Period of 18 Months to issue shares or rights to subscribe for an additional 10% of the Capital.	For	Issuer	For	With
13D	Authorize the BOM for a period of 18 months from March 23, 2006 to Restrict the pre-emption right accruing to shareholders	Against	Issuer	For	Against
14	Authorize the BOM for a period of 18 months to acquire own shares	For	Issuer	For	With

BARR PHARMACEUTICAL

Ticker Symbol:BRL	Cusip Number:068306109
Record Date: 9/9/2005	Meeting Date: 11/3/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Increase of Authorized Shares for Employee Stock Purchase PLan	For	Issuer	For	With
3	Ratify Accountant	For	Issuer	For	With
4	Eleminate Animal-based Test Methods	Against	Stockholder	Against	With

BIOVAIL CORPORATION

Ticker Symbol:BVF	Cusip Number:09067J109
Record Date: 5/15/2006	Meeting Date: 6/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of 2006 Stock Option Plan	For	Issuer	For	With
2	Approving Amendments to the Terms of Outstanding Stock Options Granted Under the 1993 Stock Option Plan and the 2004 Stock Option Plan	For	Issuer	For	With
3	Election of Directors	For	Issuer	For	With
4	Appointment of Ernst & Young as Auditors	For	Issuer	For	With

BJ'S RESTAURANTS

Ticker Symbol:BJRI	Cusip Number:09180C106
Record Date: 5/22/2006	Meeting Date: 6/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Auditors	For	Issuer	For	With

CR BARD

Ticker Symbol:BCR	Cusip Number:067383109
Record Date: 2/27/2006	Meeting Date: 4/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve 2003 Long Term Incentive Plan, as Amended and Restated	For	Issuer	For	With
3	Approve 2005 Directors' Stock Award Plan, as Amended and Restated	For	Issuer	For	With
4	Approve 1998 Employee Stock Purchase Plan, as Amended and Restated	For	Issuer	For	With
5	Ratify KPMG as Independent Auditors for 2006	For	Issuer	For	With
6	Shareholder Proposal Relating to Workplace Code of Conduct Based on Internatinal Labor Organization Conventions	Against	Stockholder	Against	With

FLIR SYSTEMS

Ticker Symbol:FLIR	Cusip Number:302445101
Record Date: 3/1/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify KPMG as Independent Accounting Firm for Fiscal Year Ending December 31, 2006	For	Issuer	For	With

GENERAL ELECTRIC

Ticker Symbol:GE	Cusip Number:369604103
Record Date: 2/27/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	Election of Directors	For	Issuer	For	With
B	Ratificatin of Selection of Independent Auditor	For	Issuer	For	With
1	Cumulative Voting	Against	Stockholder	Against	With
2	Curb Over-Extended Directors	Against	Stockholder	Against	With
3	One Director from the Ranks of Retirees	Against	Stockholder	Against	With
4	Independent Board Chairman	Against	Stockholder	Against	With
5	Director Election Majority Vote Standard	Against	Stockholder	Against	With
6	Report on Global Warming Science	Against	Stockholder	Against	With

HUNTINGTON MONEY MARKET FUND

Ticker Symbol:NA	Cusip Number:446327108
Record Date: 4/21/2006	Meeting Date: 6/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Ernst & Young as Auditors	For	Issuer	For	With
3a-3i	To make Amendments to the Fund's Fundamental Investment Policies Regarding: (a)Diversification, (b)Concentration, (c)Issuing Senior Securities, (d)Lending, (e)Borrowing Money, (f)Investments in Commodities, (g)Investments in Real Estate, (h)Underwriting Securities, (i)Pledging, Mortgaging or hypothecating Assets	Against	Issuer	For	Against
4a-4g	To Eliminate the Fund's Fundamental Investment Policies Regarding: (a) Investing in Illiquid Securities, (b)Investments in New Issuers, (c)Purchases on Margin, (d)Short Selling, (e)Certain Transactions with """"""""Interested Persons"""""""" of the Fund, (f) Investing in Issuers Owned by Officers and Trustees, (g) Purchasing Securities of Other Investment Companies	Against	Issuer	For	Against
6	To Approve the Proposed Agreement and Plan of Reorganization, whereby the Trust will be Reorganized as a Delaware Business Trust	For	Issuer	For	With

INKSURE TECHNOLOGIES

Ticker Symbol:INKS	Cusip Number:45727E106
Record Date: 4/27/2006	Meeting Date: 6/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Auditors	For	Issuer	For	With

JETBLUE AIRWAYS

Ticker Symbol:JBLU	Cusip Number:477143101
Record Date: 3/31/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Ernst & Young as independent registered public accounting firm.	For	Issuer	For	With

KENSEY NASH CORPORATION

Ticker Symbol:KNSY	Cusip Number:490057106
Record Date: 10/17/2005	Meeting Date: 12/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify Appointment of auditors	For	Issuer	For	With

KENSEY NASH CORPORATION

Ticker Symbol:KNSY	Cusip Number:490057106
Record Date: 5/1/2006	Meeting Date: 6/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to Approve the Fifth Amended and Restated Kensey Nash Corporation Employee Incentive Compensation Plan	Against	Issuer	For	Against

KV PHARMACEUTICAL

Ticker Symbol:KVA	Cusip Number:482740206
Record Date: 7/8/2005	Meeting Date: 9/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Accountants	For	Issuer	For	With

L3 COMMUNICATIONS HOLDINGS

Ticker Symbol:LLL	Cusip Number:502424104
Record Date: 3/17/2006	Meeting Date: 4/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appointment of PriceWaterhouseCoopers LLP as Independent Registered Public Accounting Firm	For	Issuer	For	With
3	Approval of an Amendment to L-3 Corporation Employee Stock Purchase Plan	Against	Issuer	For	Against

MFC BANCORP

Ticker Symbol:MXBIF	Cusip Number:55271X202
Record Date: 9/9/2005	Meeting Date: 10/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve a name change of the company from """"MFC Bancorp LTD"""" to """"KHD Humboldt Wedag International LTD""""	For	Issuer	For	With

NAM TAI ELECTRONICS

Ticker Symbol:NTE	Cusip Number:629865205
Record Date: 4/21/2006	Meeting Date: 6/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of Auditors	For	Issuer	For	With
3	Approval of New Stock Option Plan	For	Issuer	For	With

NEXTEL COMMUNICATIONS

Ticker Symbol:NXTL	Cusip Number:65332V103
Record Date: 5/20/2005	Meeting Date: 7/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Adoption of Plan of Merger	For	Issuer	For	With
3	Approve Motion to Adjourn	For	Issuer	For	With
4	Appoint Accountant	For	Issuer	For	With
5	Approve Incentive Equity Plan Amendment	For	Issuer	For	With

NII HOLDINGS

Ticker Symbol:NIHD	Cusip Number:62913F201
Record Date: 3/21/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Amendment to Restated Certificate of Incorporation	For	Issuer	For	With
3	Ratification of PriceWaterHouseCoopers LLP as Independent Accountant for 2006	For	Issuer	For	With
3	Approval of Adjournment	For	Issuer	For	With

NOVELLUS SYSTEMS

Ticker Symbol:NVLS	Cusip Number:670008101
Record Date: 3/31/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appointment of Auditors	For	Issuer	For	With
3	Shareholder Proposal Regarding Executive Compensation	For	Stockholder	Against	Against

PFIZER

Ticker Symbol:PFE	Cusip Number:717081103
Record Date: 3/1/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	Against	Issuer	For	Against
2	Ratification of Auditors	For	Issuer	For	With
3	Eliminate Supermajority Vote Requirements and Fair Price Provision	For	Issuer	For	With
4	Shareholder Proposal Relating to Term Limits for Directors	Against	Stockholder	Against	With
5	Shareholder Proposal Requesting Reporting on Pharmaceutical Price Restraint	Against	Stockholder	Against	With
6	Shareholder Proposal Relating to Cumulative Voting	Against	Stockholder	Against	With
7	Shareholder Proposal Requesting Separation of Roles of Chairman and CEO	Against	Stockholder	Against	With
8	Shareholder Proposal Requesting a Report on Political Contributions	Against	Stockholder	Against	With
9	Shareholder Proposal Requesting a Report on the Feasibility of Amending Pfizer's Corporate Policy on Laboratory Animal Care and Use	Against	Stockholder	Against	With
10	Shareholder Proposal Requesting Justification for Financial Contributions Which Advance Animal-Based Testing Methodologies	Against	Stockholder	Against	With

QUALCOMM, INC

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/6/2006	Meeting Date: 3/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Eliminate Classified Board and Cumulative Voting	For	Issuer	For	With
3	Approve Equity Compensation Plan	For	Issuer	For	With
4	Ratify Selection of PriceWaterHouseCoopers as Independent Accountants	For	Issuer	For	With
5	Approve Solicitation of Additional Proxies	For	Issuer	For	With

SAFENET

Ticker Symbol:SFNT	Cusip Number:78645R107
Record Date: 6/24/2005	Meeting Date: 7/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appointment of Accountants	For	Issuer	For	With
3	Incrase number of shares in the 2001 omnibus stock plan	For	Issuer	For	With

SCIENTIFIC GAMES

Ticker Symbol:SGMS	Cusip Number:80874P109
Record Date: 4/20/2006	Meeting Date: 6/8/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Deloitte & Touche as Independant Accountants	For	Issuer	For	With

STAPLES, INC.

Ticker Symbol:SPLS	Cusip Number:855030102
Record Date: 4/10/2006	Meeting Date: 6/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To Approve an Amendment to Staples' By-Laws Providing for the Annual Election of Directors	For	Issuer	For	With
3	Ratification of Auditors	For	Issuer	For	With
4	Shareholder Proposal on Director Election Majority Vote Standard	Against	Stockholder	Against	With

SUR AMERICAN GOLD CORPORATION

Ticker Symbol:SURBF	Cusip Number:868905100
Record Date: 5/10/2006	Meeting Date: 6/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To Set the Number of Directors to be Elected at Five	For	Issuer	For	With
2	Election of Directors	For	Issuer	For	With
3	To Appoint Auditors for the Ensuing Year and to Authorize the Directors to Fix the Remuneration to be Paid to the Auditor	For	Issuer	For	With
4	Considering and, if thought fit, Approving the Corporation's Existing Stock Option Plan	For	Issuer	For	With
5	To Transact Such Other Business as May Properly Come Before the Meeting	For	Issuer	For	With

SYMANTEC

Ticker Symbol:SYMC	Cusip Number:871503108
Record Date: 7/25/2005	Meeting Date: 9/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify the selection of the auditors	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By Graham Tanaka

* Graham Tanaka

President

By Matthew Vlahovich

* Matthew Vlahovich

Chief Financial Officer

Date: August 30, 2006

*Print the name and title of each signing officer under his or her signature.